Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALAMOS INVESTMENT TRUST/IL
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014
(Class A, B and C) | Calamos Focus Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Calamos Focus Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Calamos Focus Growth Fund’s investment objective is long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 88 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 59 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89.0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 88 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 59 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	REDEMPTION
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	NO REDEMPTION
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in equity securities issued by U.S. companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings) in “Blue Chip” companies. For this purpose, a Blue Chip company is one whose stock is included in the Standard & Poor’s 500 Stock Index or the Dow Jones Industrial Average or a company with a market capitalization of at least $2 billion, and that the Fund’s investment adviser believes is well established, well known and financially viable (usually with at least four consecutive quarters of as-reported earnings, excluding discontinued operations and extraordinary items). The Fund may invest up to 25% of its net assets in foreign securities.

		In pursuing its investment objective, the Fund seeks out a portfolio that opportunistically blends “Blue Chip” growth and value companies, with a bias toward companies that, in the investment adviser’s opinion, offer the best opportunities for growth. The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:
  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
  Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.
  Value Stock Risk — Value stocks involve the risk that they may never reach what the underlying funds’ investment adviser believes is their full market value. Additionally, because different types of stocks tend to shift in and out of favor depending on market conditions, a value fund’s performance may sometimes be higher or lower than that of other types of funds (such as those emphasizing growth stocks).
  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.
  Forward Foreign Currency Contract Risk — Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund’s holdings.
  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.
  Sector Risk — To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund’s performance may be effected by the general business and economic conditions effecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Fund may underperform the broader market, or experience greater volatility.
  Options Risk — The Fund’s ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund’s ability to utilize options successfully will depend on the ability of the Fund’s investment adviser to predict pertinent market movements, which cannot be assured.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Russell 1000® Growth Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.582.6959
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calamos.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	18.03% (6.30.09)	Worst Quarter:	-21.92% (12.31.08)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12.31.13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares,
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2013 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

		The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	The Russell 1000® Growth Index measures the performance of those companies in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Growth Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12.31.13
(Class A, B and C) | Calamos Focus Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.65%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[1]
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	587
3 Years	rr_ExpenseExampleYear03	921
5 Years	rr_ExpenseExampleYear05	1,281
10 Years	rr_ExpenseExampleYear10	2,293
1 Year	rr_ExpenseExampleNoRedemptionYear01	587
3 Years	rr_ExpenseExampleNoRedemptionYear03	921
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,281
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,293
2004	rr_AnnualReturn2004	9.94%
2005	rr_AnnualReturn2005	6.05%
2006	rr_AnnualReturn2006	11.76%
2007	rr_AnnualReturn2007	9.07%
2008	rr_AnnualReturn2008	(36.86%)
2009	rr_AnnualReturn2009	33.82%
2010	rr_AnnualReturn2010	13.29%
2011	rr_AnnualReturn2011	(6.34%)
2012	rr_AnnualReturn2012	13.56%
2013	rr_AnnualReturn2013	33.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.92%)
ONE YEAR	rr_AverageAnnualReturnYear01	27.29%
FIVE YEAR	rr_AverageAnnualReturnYear05	15.46%
TEN YEAR	rr_AverageAnnualReturnYear10	6.30%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.31%
INCEPTION DATE OF CLASS	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2003
(Class A, B and C) | Calamos Focus Growth Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Operating Expenses	rr_ExpensesOverAssets	2.40%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[1]
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	1.90%
1 Year	rr_ExpenseExampleYear01	693
3 Years	rr_ExpenseExampleYear03	996
5 Years	rr_ExpenseExampleYear05	1,431
10 Years	rr_ExpenseExampleYear10	2,508
1 Year	rr_ExpenseExampleNoRedemptionYear01	193
3 Years	rr_ExpenseExampleNoRedemptionYear03	696
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,231
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,508
ONE YEAR	rr_AverageAnnualReturnYear01	27.75%
FIVE YEAR	rr_AverageAnnualReturnYear05	15.51%
TEN YEAR	rr_AverageAnnualReturnYear10	6.17%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.19%
INCEPTION DATE OF CLASS	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2003
(Class A, B and C) | Calamos Focus Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Operating Expenses	rr_ExpensesOverAssets	2.40%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[1]
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	1.90%
1 Year	rr_ExpenseExampleYear01	293
3 Years	rr_ExpenseExampleYear03	696
5 Years	rr_ExpenseExampleYear05	1,231
10 Years	rr_ExpenseExampleYear10	2,695
1 Year	rr_ExpenseExampleNoRedemptionYear01	193
3 Years	rr_ExpenseExampleNoRedemptionYear03	696
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,231
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,695
ONE YEAR	rr_AverageAnnualReturnYear01	31.73%
FIVE YEAR	rr_AverageAnnualReturnYear05	15.72%
TEN YEAR	rr_AverageAnnualReturnYear10	6.02%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.03%
INCEPTION DATE OF CLASS	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2003
(Class A, B and C) | Calamos Focus Growth Fund | Load Adjusted Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	27.26%
FIVE YEAR	rr_AverageAnnualReturnYear05	15.43%
TEN YEAR	rr_AverageAnnualReturnYear10	6.17%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.17%
INCEPTION DATE OF CLASS	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2003
(Class A, B and C) | Calamos Focus Growth Fund | Load Adjusted Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	15.47%
FIVE YEAR	rr_AverageAnnualReturnYear05	12.50%
TEN YEAR	rr_AverageAnnualReturnYear10	5.11%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.12%
INCEPTION DATE OF CLASS	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2003
(Class A, B and C) | Calamos Focus Growth Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	32.39%
FIVE YEAR	rr_AverageAnnualReturnYear05	17.94%
TEN YEAR	rr_AverageAnnualReturnYear10	7.41%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.77%
(Class A, B and C) | Calamos Focus Growth Fund | Russell 1000® Growth Index
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	33.48%
FIVE YEAR	rr_AverageAnnualReturnYear05	20.39%
TEN YEAR	rr_AverageAnnualReturnYear10	7.83%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	8.00%

[1]	The Fund's investment advisor has contractually agreed to reimburse Fund expenses through March 31, 2015 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class B and Class C are limited to 1.15%, 1.90% and 1.90% of average net assets, respectively.